4. Debt (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Details
Note payable - related party	$ 22,910	$ 22,910	$ 22,910
Note payable - UPT minority owner	250,000
Test vehicle financing	90,167	94,401
Due to Related Parties	363,077	117,311	$ 22,910
Less: current portion	290,500	40,235	$ 22,910
Debt, long-term portion	$ 72,577	$ 77,076